RECLAMATION AND CLOSURE COST PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Reclamation Obligation [Abstract]
Schedule of Detailed Information about Reclamation Obligation

	Note	Canada	USA	Nicaragua	Mexico	Brazil	Total
Balance – December 31, 2023		$28,833	$32,458	$—	$28,576	$45,113	$134,980
Remeasurement to fair value on Greenstone Acquisition	5(c)	(1,825)	—	—	—	—	(1,825)
Assumed on Greenstone Acquisition	5(c)	13,094	—	—	—	—	13,094
Change in estimates		14,492	1,941	—	(3,192)	2,271	15,512
Reclamation expenditures		(8,138)	—	—	(377)	(919)	(9,434)
Accretion		1,197	1,267	—	2,466	2,273	7,203
Foreign exchange		(3,171)	—	—	(4,673)	(9,540)	(17,384)
Balance – December 31, 2024		44,482	35,666	—	22,800	39,198	142,146
Assumed on Calibre Acquisition	5(a)	9,911	13,918	51,703	—	—	75,532
Change in estimates		31,737	(1,558)	7,329	20,147	9,549	67,204
Disposals	5(b)	—	(14,129)	—	—	—	(14,129)
Reclamation expenditures		(1,942)	—	(755)	—	(1,901)	(4,598)
Accretion		2,089	1,685	1,282	3,329	3,186	11,571
Foreign exchange		2,082	—	—	4,527	4,612	11,221
Reclassified to liabilities relating to assets held for sale	9	—	—	—	—	(54,644)	(54,644)
Balance – December 31, 2025		$88,359	$35,582	$59,559	$50,803	$—	$234,303

At December 31						2025	2024
Classified and presented as:
Current(1)						$4,516	$11,972
Non-current						229,787	130,174
						$234,303	$142,146
(1)    Included in other current liabilities.